As filed with the Securities and Exchange Commission on
                                                 Registration Nos. [  ] and [  ]


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  -----------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933                        [X]

                           Pre-Effective Amendment No.__                     [ ]

                         Post-Effective Amendment No. __                     [ ]

                                       and
                             REGISTRATION STATEMENT
                                      UNDER
                     THE INVESTMENT COMPANY ACT OF 1940                      [X]

                              Amendment No. __                               [ ]
                        (Check appropriate box or boxes)
                                   -----------
                           UNDISCOVERED MANAGERS FUNDS
               (Exact name of registrant as specified in charter)

                              Plaza of the Americas
                       700 North Pearl Street, 17th Floor
                               Dallas, Texas 75201

       Registrant's telephone number, including area code: (214) 999-7200

Name and address
of agent for service                                     with a copy to:
Mark P. Hurley                                           John M. Loder, Esq.
Undiscovered Managers, LLC                               Ropes & Gray
Plaza of the Americas                                    One International Place
700 North Pearl Street, 17th Floor                       Boston, MA  02110
Dallas, Texas  75201

                                   -----------

     The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                       DECLARATION PURSUANT TO RULE 24f-2

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933.

                           UNDISCOVERED MANAGERS FUNDS

                              Cross Reference Sheet

                           Items required by Form N-1A

PART A

Item No.   Registration Statement Caption              Caption in Prospectus
1.         Cover Page                                  Cover Page

2.         Synopsis                                    Summary of Expenses

3.         Condensed Financial Information             Not Applicable

4.         General Description of Registrant           Cover Page; The Funds; More Information About the
                                                       Funds' Investments and Risk Considerations; The Trust

5.         Management of the Fund                      Cover Page; The Funds; Management of the Funds;
                                                       The Trust; Portfolio Transactions; Back Cover

5A.        Management's Discussion of Fund             Not Applicable
           Performance

6.         Capital Stock and Other Securities          Shareholder Services; How to Redeem Shares;
                                                       Dividends, Capital Gain Distributions and Taxes; The
                                                       Trust

7.         Purchase of Securities Being Offered        How to Purchase Shares; Shareholder Services

8.         Redemption or Repurchase                    How to Redeem Shares

9.         Pending Legal Proceedings                   Not Applicable

PART B

Item No.   Registration Statement Caption              Caption in Prospectus
10.        Cover Page                                  Cover Page

11.        Table of Contents                           Table of Contents

12.        General Information and History             Not Applicable

13.        Investment Objectives and Policies          Investment Objectives, Policies and Restrictions

14.        Management of the Fund                      Management of the Trust

15.        Control Persons and Principal Holders of    Ownership of Shares of the Funds
           Securities

16.        Investment Advisory and Other Services      Investment Advisory and Other Services; Management
                                                       of the Funds (Prospectus)

17.        Brokerage Allocation and Other Practices    Portfolio Transactions and Brokerage; Portfolio
                                                       Transactions (Prospectus)

18.        Capital Stock and Other Securities          How to Redeem Shares (Prospectus); Redemptions;
                                                       Dividends, Capital Gain Distributions and Taxes
                                                       (Prospectus); Income Dividends, Capital Gain
                                                       Distributions and Tax Status

19.        Purchase, Redemption and Pricing of         How to Purchase Shares (Prospectus); How to Buy
           Securities Being Offered                    Shares; Shareholder Services; How to Redeem Shares
                                                       (Prospectus); Redemptions; Net Asset Value

20.        Tax Status                                  Dividends, Capital Gain Distributions and Taxes
                                                       (Prospectus); Income Dividends, Capital Gain
                                                       Distributions and Tax Status

21.        Underwriters                                Not Applicable

22.        Calculations of Performance Data            Not Applicable

23.        Financial Statements                        Not Applicable

PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                           UNDISCOVERED MANAGERS FUNDS
                          -----------------------------




                               INSTITUTIONAL CLASS






                               PROSPECTUS
                               December ___, 1997

                          -----------------------------
                           UNDISCOVERED MANAGERS FUNDS
                          -----------------------------


                              Plaza of the Americas
                             700 North Pearl Street
                               Dallas, Texas 75201
                                 (214) 999-7200

Undiscovered Managers Funds

Institutional Class shares of:

Undiscovered Managers All Cap Value Fund
Undiscovered Managers Behavioral Growth Fund
Undiscovered Managers Core Equity Fund
Undiscovered Managers Hidden Value Fund
Undiscovered Managers REIT Fund
Undiscovered Managers Small Cap Value Fund
Undiscovered Managers Special Small Cap Fund

                              SUBJECT TO COMPLETION
                  Preliminary Prospectus Dated December , 1997

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of such state.


Prospectus                                                   December __, 1997

Undiscovered Managers Funds

         Undiscovered Managers Funds (the "Trust") is a registered open-end management investment company with seven separately managed, no-load portfolios (each a "Fund" and collectively, the "Funds"). Undiscovered Managers, LLC ("Undiscovered Managers") is the investment adviser of the Funds. Each Fund's portfolio is managed by a sub-adviser selected by Undiscovered Managers for its experience managing a portfolio of this kind:

o Undiscovered Managers All Cap Value Fund (the "All Cap Value Fund") is managed by E.R. Taylor Investments, Inc.

o Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund") is managed by RJF Asset Management, Inc.

o Undiscovered Managers Core Equity Fund (the "Core Equity Fund") is managed by Waite & Associates L.L.C.

o Undiscovered Managers Hidden Value Fund (the "Hidden Value Fund") is managed by J.L. Kaplan Associates.

o Undiscovered Managers Small Cap Value Fund (the "Small Cap Value Fund") is managed by J.L. Kaplan Associates.

o Undiscovered Managers Special Small Cap Fund (the "Special Small Cap Fund") is managed by Kestrel Investment Management Corporation.

o Undiscovered Managers REIT Fund (the "REIT Fund") is managed by Bay Isle Financial Corporation.

         Each Fund's investment objective is long-term growth of capital, except for the REIT Fund, which has the investment objective of high total investment return. In seeking to achieve its objective, each Fund invests primarily in equity securities of U.S. companies. There can be no assurance that the Funds will achieve their investment objectives.

         Each Fund currently offers one class of shares -- the Institutional Class. This Prospectus concisely describes the information that an investor should know before investing in each Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information dated December __, 1997, is available free of charge. Write to Undiscovered Managers, LLC, Plaza of the Americas, 700 North Pearl Street, 17th Floor, Dallas, Texas 75201, or call toll free at [___-___-____]. The Statement of Additional Information, which contains more detailed information about the Funds, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus.

         For more information about establishing an account, or any other information about the Funds, call [___-___-____].


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            Page


SUMMARY OF EXPENSES............................................................6

THE FUNDS......................................................................8

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS
         AND RISK CONSIDERATIONS..............................................12

PAST PERFORMANCE OF THE FUNDS' SUB-ADVISERS...................................15

MANAGEMENT OF THE FUNDS.......................................................20

PORTFOLIO TRANSACTIONS........................................................23

HOW TO PURCHASE SHARES........................................................25

SHAREHOLDER SERVICES..........................................................27

HOW TO REDEEM SHARES..........................................................28

CALCULATION OF PERFORMANCE INFORMATION........................................29

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES...............................29

THE TRUST.....................................................................30

                               SUMMARY OF EXPENSES

         The following information is provided to assist an investor in understanding the various expenses that an investor in a Fund will bear indirectly. Since the Funds had not commenced operations as of the date of this Prospectus, the information about each Fund shown below is based on annualized projected expenses of the Institutional Class shares for the 1998 fiscal year. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods, assuming the 5% annual return required under federal regulations.

                                                             All         Behavioral        Core        Hidden
                                                          Cap Value        Growth         Equity        Value
                                                            Fund            Fund           Fund         Fund
                                                            ----            ----           ----         ----
Shareholder Transaction Expenses:
  Maximum Sales Load Imposed on
    Purchases (as % of offering price)...............        none           none            none         none

  Maximum Sales Load Imposed on
    Reinvested Dividends (as % of offering
    price)...........................................        none           none            none         none
  Maximum Deferred Sales Load (as % of
   original purchase price or redemption
   proceeds as applicable)...........................        none           none            none         none
  Redemption Fees....................................        none           none            none         none
  Exchange Fees......................................        none           none            none         none

Annual Operating Expenses
(as a percentage of average net assets):
   Management Fees...................................        0.84%          0.95%           0.84%        0.95%
   12b-1 Fees........................................        none           none            none         none
   Other Operating Expenses (after expense
     reimbursements).................................        0.15%          0.35%           0.15%        0.35%
   Total Operating Expenses (after expense
     reimbursements).................................        0.99%          1.30%           0.99%        1.30%

Example(1):
  An investor would pay the following
  expenses on a $1,000 investment assuming
  a 5% annual return (with or without a
  redemption at the end of each time
  period):
  One Year...........................................        [   ]          [   ]           [   ]        [   ]
  Three Years........................................        [   ]          [   ]           [   ]        [   ]

                                                                                      Small            Special
                                                                     REIT           Cap Value          Small
                                                                     Fund             Fund            Cap Fund
                                                                     ----             ----            --------
Shareholder Transaction Expenses:
   Maximum Sales Load Imposed on Purchases (as
     % of offering price)...................................         none             none              none
   Maximum Sales Load Imposed on Reinvested
     Dividends (as % of offering price).....................         none             none              none
   Deferred Sales Load (as % of original purchase
     price or redemption proceeds as applicable)............         none             none              none
   Redemption Fees..........................................         none             none              none
   Exchange Fees............................................         none             none              none
Annual Operating Expenses
(as a percentage of average net assets):
   Management Fees...........................................        1.05%            1.05%         0.65%-1.65%*
   12b-1 Fees................................................        none             none              none
   Other Operating Expenses (after expense
     reimbursements).........................................        0.35%            0.35%             0.55%
   Total Operating Expenses (after expense
     reimbursements).........................................        1.40%            1.40%         1.20%-2.20%*

Example(1):
  An investor would pay the following expenses on a $1,000
  investment assuming a 5% annual return (with or without
  a redemption at the end of each time period):
  One Year...................................................        [   ]            [   ]             [   ]
  Three Years................................................        [   ]            [   ]             [   ]

--------------------
* Will vary based on investment performance of the Fund. See "Management of the Funds--Advisory and Sub-Advisory Fees."

(1) Under SEC rules, newly-organized funds, such as the Funds, are required to show expenses for the one- and three-year periods only.

         Other Operating Expenses are based on estimated amounts for the 1998 fiscal year after giving effect to voluntary expense limitations. Undiscovered Managers, the Funds' investment adviser, has voluntarily agreed, for an indefinite period, to limit each Fund's Total Operating Expenses to the percentages of net assets shown above, subject to later reimbursement by the Funds in certain circumstances. Without this agreement, estimated Other Operating Expenses and Total Operating Expenses would be [ ] and [ ], respectively for the All Value Fund, [ ] and [ ], respectively for the Behavioral Growth Fund, [ ] and [ ], respectively, for the Core Equity Fund, [ ] and [ ], respectively, for the Hidden Value Fund, [ ] and [ ], respectively, for the REIT Fund, [ ] and [ ], respectively, for the Small Cap Value Fund, and [ ] and [ ], respectively, for the Special Small Cap Fund. See "Management of the Funds--Advisory and Sub-Advisory Fees."

                                    THE FUNDS

All Cap Value Fund

         The All Cap Value Fund's investment objective is long-term growth of capital.

         The Fund seeks to achieve its objective by investing in common stocks of companies that its sub-adviser believes are undervalued and therefore offer above-average potential for capital growth. In selecting these stocks, the sub-adviser will consider, among other things, the issuer's cash flow, price-to-book ratio, return on capital, balance sheets, and management. The Fund will ordinarily remain substantially fully invested in common stocks.

         E.R. Taylor Investments, Inc. ("E.R. Taylor") is the sub-adviser to the Fund. E.R. Taylor, 46 South Main Street, Suite 4, Concord, New Hampshire, was founded in 1983, and serves as an investment adviser to endowment funds, charitable organizations and other institutional and individual investors. E.R. Taylor's philosophy is to invest in undervalued, quality companies where management uses cash flow to build shareholder value.

         Investment decisions for the Fund are made by E.R. Taylor's Investment Committee, which consists of six investment professionals. Sherwood T. Small, President of E.R. Taylor, is the chairman of the Investment Committee. Mr. Small has served as President of E.R. Taylor since 1992.

Behavioral Growth Fund

         The Behavioral Growth Fund's investment objective is long-term growth of capital.

         The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser believes have growth characteristics. In selecting stocks for the Fund, the sub-adviser seeks to identify companies whose stocks have been underpriced by virtue of certain behavioral biases causing investors to under-react to new, positive information concerning the issuer. The Fund invests in stocks with market capitalization of $150 million or more. The sub-adviser expects that the median market capitalization of stocks held by the Fund will ordinarily be approximately $1 billion, and that the average market capitalization will be between $1.5 and $2 billion, but the median and average capitalizations could be significantly higher or lower. The Fund will ordinarily remain substantially fully invested in common stocks.

         RJF Asset Management, Inc. ("RJF Management") is the sub-adviser to the Fund. RJF Management, 1300 S. El Camino Real, Suite 504, San Mateo, California was founded in 1993, and currently serves as an investment adviser to pension and profit sharing plans, academic institutions and other institutional investors. RJF Management's investment approach seeks to capitalize on systematic mental mistakes caused by behavioral biases on the part of investors. RJF Management believes that the market's biased expectations as to the future profitability and earnings of companies can cause companies' securities to be mispriced. Because of biased expectations, the market often undervalues stocks of companies that have announced unexpected positive changes in their earnings. In selecting investments for the Fund, RJF Management seeks to identify companies that have announced unexpected positive earnings changes that are likely to be lasting.

         Russell J. Fuller and Frederick W. Stanske have day-to-day responsibility for the management of the Fund's portfolio. Mr. Fuller founded RJF Management and has served as its President since 1993. He was a Vice President of Strategic Development of Concord Capital Management from 1990 to 1993, and a Professor of Finance and Chair of the Department of Finance at Washington State University from 1984 to 1990. Mr. Stanske joined RJF Management in 1996, having previously been employed as _______ at Farmers Insurance Group from [ ] to [ ] and as ________ at Fisher Investments from [ ] to [ ].

Core Equity Fund

         The Core Equity Fund's investment objective is long-term growth of capital.

         The Fund seeks to achieve its objective by investing substantially all of its assets in common stocks of well-established, high-quality U.S. companies. Although the common stocks in which the Fund invests will typically have larger market capitalization, the Fund may invest in stocks with capitalization as low as $1 billion. In selecting investments for the Fund, the Fund's sub-adviser will consider, among other things, its expectations as to the relative performance of various sectors of the economy and the relative growth prospects of different companies within such sectors. Under normal market conditions, the Fund will ordinarily be substantially fully invested in common stocks of U.S. companies.

         Waite & Associates L.L.C. ("Waite & Associates") is the Fund's sub-adviser. Waite & Associates, 601 South Figueroa Street, Los Angeles, California, is the successor to Waite & Associates, an investment advisory firm founded in 1978. Leslie A. Waite and Diana L. Calhoun have day-to-day responsibility for the management of the Fund's portfolio. Mr. Waite founded Waite & Associates' predecessor firm in 1978 and has served as its President and Chief Investment Officer since then. Ms. Calhoun joined the firm in 1981 and holds the positions of Managing Director and Senior Portfolio Manager.

Hidden Value Fund

         The Hidden Value Fund's investment objective is long-term growth of capital.

         The Fund seeks to achieve its objective by investing primarily in common stocks of companies that the Fund's sub-adviser considers to be undervalued at the time of purchase and to have the potential for long-term capital appreciation. The sub-adviser expects that the median market capitalization of stocks held by the Fund will ordinarily range from $800 million to $5 billion. In selecting stocks for the Fund, the sub-adviser will consider, among other things, the issuer's earning power and the relative value of the issuer's assets. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks.

         J.L. Kaplan Associates ("Kaplan Associates") is the sub-adviser to the Fund. Kaplan Associates, 75 Park Plaza, 4th Floor, Boston, Massachusetts, was founded in 1976, and serves as an investment adviser to pension and profit sharing plans, trusts, charitable organizations and other institutional and private investors. Kaplan Associates believes that a stock can be a good value either by virtue of exceptional earning power or because such stock sells at a substantial discount to its asset base.

         James L. Kaplan and Paul Weisman have day-to-day responsibility for managing the Fund's portfolio. Mr. Kaplan founded Kaplan Associates in 1976. From 1972 to 1984, he was Associate Professor of Mathematics at Boston University. Mr. Weisman has been a portfolio manager at Kaplan Associates since 1986. From 1984 to 1986, Mr. Weisman was an investment analyst at Delphi Management, Inc.

Small Cap Value Fund

         The Small Cap Value Fund's investment objective is long-term growth of capital.

         The Fund seeks to achieve its objective by investing primarily in common stocks of companies with a market float of $1.2 billion or less that the Fund's sub-adviser considers to be undervalued at the time of purchase and to have the potential for long-term capital appreciation. (Market float is the total value of all the outstanding shares of a company that are registered for public trading and does not include shares held by company founders or other insiders that are not freely resalable.) In selecting stocks for the Fund, the Fund's sub- adviser will consider, among other things, the issuer's earning power and the relative value of the issuer's assets. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks of companies with a market float of $1.2 billion or less.

         The Fund's sub-adviser is Kaplan Associates, and James L. Kaplan and Paul Weisman have day-to-day responsibility for managing the Fund's portfolio. For more information about Kaplan Associates and Messrs. Kaplan and Weisman, see "Hidden Value Fund" above.

Special Small Cap Fund

         The Special Small Cap Fund's investment objective is long-term growth of capital.

         The Fund seeks to achieve its objective by investing a majority of its assets in common stocks of small cap U.S. companies that are undergoing or have recently undergone a significant restructuring (such as stock buybacks, spin-offs or asset sales). The Fund may also invest its assets in other groups of companies sharing common characteristics which the sub- adviser believes are undervalued, such as companies undergoing government regulatory changes. Under normal market conditions, the Fund invests at least 65% of its assets in stock with market capitalization of between $50 million and $1.2 billion.

         Kestrel Investment Management Corporation ("Kestrel Management") is the sub- adviser to the Fund. Kestrel Management, 1300 S. El Camino Real, Suite 502, San Mateo, California, was founded in 1993, and serves as an investment adviser for pension and profit sharing plans, trusts, charitable organizations, and other institutional and individual investors.

         David J. Steirman and Abbott J. Keller have day-to-day responsibility for the management of the Fund. Messrs. Steirman and Keller have served as President and Chief Investment Officer, respectively, of Kestrel Management since founding the firm in 1993. Messrs. Steirman and Keller have worked together in the investment management business for nearly twenty years, having served from 1981 to 1993 as vice president and investment strategist, respectively, at Concord Capital Management, and having both been employed before that at American National Bank of Chicago.

REIT Fund

         The REIT Fund's investment objective is high total investment return through a combination of capital appreciation and current income.

         The Fund seeks to achieve its objective by normally investing substantially all of its assets in equity securities of real estate investment trusts ("REITs"), including REITs with relatively small market capitalization. In selecting investments for the Fund, the Fund's sub- adviser seeks to identify REITs that have good management, strong balance sheets, above average growth in funds from operations and that trade at a discount to their underlying value.

         Bay Isle Financial Corporation ("Bay Isle") is the Fund's sub-adviser. Bay Isle, 160 Sansome Street, San Francisco, California, was founded in 1986, and serves an investment adviser to pension and profit sharing plans, trusts, charitable organizations, and other institutional and individual investors.

         William F.K. Schaff has day-to-day responsibility for the management of the Fund's portfolio. He receives significant analytical assistance from Bay Isle's chief REIT analyst, Ralph L. Block. Mr. Schaff has served as a portfolio manager and Chief Investment Officer of Bay Isle since 1989. Mr. Block has nearly 30 years' experience investing in REITs and is the author of a recent book on REIT investing, The Essential REIT.

All Funds

         In addition to the investments described above, each Fund may lend its portfolio securities and enter into repurchase agreements. See "More Information About the Funds' Investments and Risk Considerations" below.

         Except for investment policies that are identified as "fundamental," all of the investment policies of each Fund may be changed without a vote of Fund shareholders.

         Each Fund is a "diversified" fund, as defined in the Investment Company Act of 1940 (the "1940 Act"), except for the REIT and the Special Small Cap Funds, which are "non-diversified." With respect to 75% of its assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities) while the remaining 25% of its total assets is not subject to such restriction. A non-diversified fund is restricted with respect to 50% of its total assets from investing more than 5% of its total assets in the securities of any one issuer (except U.S. government securities), and with respect to the remaining 50% of its total assets from investing more than 25% of its total assets in the securities of any one issuer. A non-diversified fund may invest a greater percentage of its total assets in securities of individual issuers, or may invest in a smaller number of different issuers, than a diversified fund. Accordingly, a non-diversified fund is more susceptible to risks associated with particular issuers than a diversified fund.

                  MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS
                             AND RISK CONSIDERATIONS

         It is important to understand the following risks inherent in a Fund before you invest.

Common Stocks and Other Equity Securities

         Common stocks and similar equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include securities exercisable for or convertible into common stocks (e.g. warrants). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

         Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities.

Small Companies

         All of the Funds may invest in companies with relatively small market capitalization, and several of the Funds will invest primarily in such companies. See "The Funds" above.

         Investments in companies with relatively small capitalization may involve greater risk than is usually associated with stocks of larger companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value per share of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

Repurchase Agreements

         All of the Funds will normally invest at least 65% of their total assets in common stocks. Any assets not invested in common stocks or other equity securities will generally be held in the form of cash or in repurchase agreements.

         Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase.

         The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid securities.

Loans of Securities

         The Funds may lend their portfolio securities, provided that cash or equivalent collateral equal to at least 100% of the market value of the securities loaned is continuously maintained by the borrower with the Funds. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. It is not currently anticipated that any Fund will have on loan at any given time securities totaling more than one-third of its net assets. A Fund runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may be insufficient to cover the securities loaned as a result of an increase in the value of the securities or decline in the value of the collateral.

Real Estate Investment Trusts

         The REIT Fund will invest primarily in shares of real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Under the federal Internal Revenue Code (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it generally distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs, and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITS combine the characteristics of both Equity REITs and Mortgage REITs.

         While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

         In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self- liquidation. In addition, Equity REITs and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund invests may invest their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in the respective sectors.

                   PAST PERFORMANCE OF THE FUNDS' SUB-ADVISERS

         The tables below present information about the investment performance of accounts managed by the Funds' sub-advisers. Investment performance is shown on an annual return basis from January 1, 1993 to September 30, 1997, with returns for periods of less than one year not annualized; and on an average annual return and cumulative return basis for one-, three- and five-year periods (or since inception of the applicable sub-adviser, if such sub- adviser has been in existence less than five years) ended September 30, 1997.

         The information below represents performance data furnished by each Fund's sub- adviser relating to accounts managed by them (the "Accounts"). Each sub-adviser's Accounts have investment objectives substantially similar to that of the Fund(s) managed by that sub- adviser; were managed throughout the periods shown using investment styles and strategies substantially similar (although not necessarily identical) to the relevant Fund's; and except as noted below include all of the fully-discretionary, fee-paying equity accounts managed by such sub-adviser during the periods shown using investment objectives, policies and strategies substantially similar to the relevant Fund's. The following returns are adjusted to give effect to the greater of the level of (a) the actual expenses of the Accounts or (b) the estimated annualized expenses for the relevant Fund's first full fiscal year. The following information does not represent the performance of the Funds. The Funds are newly organized and have no performance record of their own. The following information should not be considered a prediction of future performance of any of the Funds. Each Fund's performance may be higher or lower than that shown below.

         During the periods shown, each sub-adviser's Accounts were managed by the portfolio manager who will be responsible for the day-to-day portfolio management of the Fund(s) managed by that sub-adviser, except that, in the case of RJF Management, the Accounts were managed until __________, 1996 by Russell
J. Fuller and have been co-managed since then by Mr. Fuller and Frederick W. Stanske, who joined the firm at that time.

         The Accounts are not subject to the same types of expenses to which each of the Funds are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on each of the Funds by the 1940 Act or the Code. The performance results for the Accounts shown below might have been less favorable had the Accounts been subject to these requirements, restrictions and limitations.

E.R. Taylor Investments, Inc.

--------------------------------------------------------------------------------
                                    Accounts*                  S&P 500
--------------------------------------------------------------------------------
1/1/97 - 9/30/97
--------------------------------------------------------------------------------
1996
--------------------------------------------------------------------------------
1995
--------------------------------------------------------------------------------
1994
--------------------------------------------------------------------------------
1993
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                    Accounts*                  S&P 500
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 Year
--------------------------------------------------------------------------------
3 Years
--------------------------------------------------------------------------------
5 Years
--------------------------------------------------------------------------------
Cumulative Returns
--------------------------------------------------------------------------------
1 Year
--------------------------------------------------------------------------------
3 Years
--------------------------------------------------------------------------------
5 years
--------------------------------------------------------------------------------

* The performance information for Accounts managed by E.R. Taylor represents non-taxable portfolios with a beginning market value greater than E.R. Taylor's minimum account size (currently $500,000) which have been under management with E.R. Taylor for at least one full quarter.

RJF Asset Management, Inc.

--------------------------------------------------------------------------------
                                                     Russell
                            Accounts*              2500 Growth         S&P 500
--------------------------------------------------------------------------------
1/1/97 - 9/30/97
--------------------------------------------------------------------------------
1996
--------------------------------------------------------------------------------
1995
--------------------------------------------------------------------------------
1994
--------------------------------------------------------------------------------
1993
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     Russell
                            Accounts*              2500 Growth          S&P 500
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 Year
--------------------------------------------------------------------------------
3 Years
--------------------------------------------------------------------------------
5 Years
--------------------------------------------------------------------------------
Cumulative Returns
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Year
--------------------------------------------------------------------------------
3 Years
--------------------------------------------------------------------------------
5 Years
--------------------------------------------------------------------------------

* The performance information for Accounts managed by RJF Management represents a composite of the growth portion (including cash) of Fuller Partners Ltd., which was managed by Russell J. Fuller, the President and Chief Investment Officer of RJF Management, for the first quarter of 1993 through the third quarter of 1993; the growth portion (including cash) of the Small/Mid-Cap Core performance portfolio of RJF Management for the first quarter of 1996 through the first quarter of 1997; and all other periods represent a composite of all managed growth accounts.

Waite & Associates, L.L.C.

--------------------------------------------------------------------------------
                                    Accounts                     S&P 500
--------------------------------------------------------------------------------
1/1/97- 9/30/97
--------------------------------------------------------------------------------
1996
--------------------------------------------------------------------------------
1995
--------------------------------------------------------------------------------
1994
--------------------------------------------------------------------------------
1993
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    Accounts                     S&P 500
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 Year
--------------------------------------------------------------------------------
3 Years
--------------------------------------------------------------------------------
5 Years
--------------------------------------------------------------------------------
Cumulative Returns
--------------------------------------------------------------------------------
1 Year
--------------------------------------------------------------------------------
3 Years
--------------------------------------------------------------------------------
5 Years
--------------------------------------------------------------------------------

J.L. Kaplan Associates

--------------------------------------------------------------------------------
                        Small Cap Equity Accounts*          Russell 2000
--------------------------------------------------------------------------------
1/1/97 - 9/30/97
--------------------------------------------------------------------------------
1996
--------------------------------------------------------------------------------
1995
--------------------------------------------------------------------------------
1994
--------------------------------------------------------------------------------
1993
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        Small Cap Equity Accounts*          Russell 2000
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 Year
--------------------------------------------------------------------------------
3 Years
--------------------------------------------------------------------------------
5 Years
--------------------------------------------------------------------------------
Cumulative Returns
--------------------------------------------------------------------------------
1 Year
--------------------------------------------------------------------------------
3 Years
--------------------------------------------------------------------------------
5 Years
--------------------------------------------------------------------------------
* The performance information for Accounts managed by Kaplan Associates represents the average quarterly returns for Accounts with assets in excess of $250,000.


--------------------------------------------------------------------------------
                         Mid Cap Equity Accounts*              S&P 500
--------------------------------------------------------------------------------
1/1/97 - 9/30/97
--------------------------------------------------------------------------------
1996
--------------------------------------------------------------------------------
1995
--------------------------------------------------------------------------------
1994
--------------------------------------------------------------------------------
1993
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         Mid Cap Equity Accounts*              S&P 500
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 Year
--------------------------------------------------------------------------------
3 Years
--------------------------------------------------------------------------------
5 Years
--------------------------------------------------------------------------------
Cumulative Returns
--------------------------------------------------------------------------------
1 Year
--------------------------------------------------------------------------------
3 Years
--------------------------------------------------------------------------------
5 Years
--------------------------------------------------------------------------------
* The performance information for Accounts managed by Kaplan Associates represents the average quarterly returns for Accounts with assets in excess of $250,000.

Kestrel Investment Management Corporation

--------------------------------------------------------------------------------
                                              S&P                     Russell
                    Accounts                  500                       2000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1/1/97 - 9/30/97
--------------------------------------------------------------------------------
1996
--------------------------------------------------------------------------------
1995
--------------------------------------------------------------------------------
1994
--------------------------------------------------------------------------------
8/17/93* to 12/31/93
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                              S&P                     Russell
                    Accounts                  500                      2000
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 Year
--------------------------------------------------------------------------------
3 Years
--------------------------------------------------------------------------------
Since 8/17/93*
--------------------------------------------------------------------------------
Cumulative Returns
--------------------------------------------------------------------------------
1 Year
--------------------------------------------------------------------------------
3 Years
--------------------------------------------------------------------------------
Since 8/17/93*
--------------------------------------------------------------------------------
*  8/17/93 is the date of inception of Kestrel Management.

Bay Isle Financial Corporation

--------------------------------------------------------------------------------
                                   Accounts*               NAREIT Equity Index
--------------------------------------------------------------------------------
1/1/97 - 9/30/97
--------------------------------------------------------------------------------
1996
--------------------------------------------------------------------------------
1995
--------------------------------------------------------------------------------
1994
--------------------------------------------------------------------------------
1993
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   Accounts*               NAREIT Equity Index
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------
1 Year
--------------------------------------------------------------------------------
3 Years
--------------------------------------------------------------------------------
5 Years
--------------------------------------------------------------------------------
Cumulative Returns
--------------------------------------------------------------------------------
1 Year
--------------------------------------------------------------------------------
3 Years
--------------------------------------------------------------------------------
5 Years
--------------------------------------------------------------------------------

* The performance information for Accounts managed by Bay Isle represents performance of all REIT securities managed by Bay Isle during the periods shown. For clients whose Accounts invested in asset classes other than REITs, the performance shown represents only the performance of the REIT component of the Account, plus cash in amount equal to 2% of the value of the REIT component.


                             MANAGEMENT OF THE FUNDS

         Undiscovered Managers is the investment adviser of each Fund and has responsibility for the management of the Funds' affairs, under the supervision of the Trust's Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. Undiscovered Managers monitors and evaluates each sub-adviser to assure that the sub-adviser is managing its Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines. Undiscovered Managers does not, however, determine what investments will be purchased or sold for a Fund.

         Pursuant to an Administrative Services Agreement, Undiscovered Managers has agreed to provide each Fund administrative services which include, among other things, day-to-day administration of matters related to the Fund's existence, maintenance of its records, preparation of reports and assistance in the preparation of the Trust's registration statement under federal and state
laws. Undiscovered Managers has entered into an agreement with [     ] to
provide certain of the foregoing administrative services. [     ] has no
responsibility with respect to the oversight of any Fund's investment management services.

         Undiscovered Managers was organized in 1997 and has no prior experience managing mutual funds. The address of Undiscovered Managers is Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201. The President of Undiscovered Managers, Mark P. Hurley, and AMRESCO, Inc., a publicly traded corporation engaged in residential mortgage banking, commercial mortgage banking, asset management and commercial finance, each own more than 25% of the voting securities of Undiscovered Managers and therefore are regarded to control Undiscovered Managers for purposes of the 1940 Act. Each of the sub-advisers is regarded for purposes of the 1940 Act as being controlled by the following persons, each of whom is a principal of the firm and owns more than 25% of the voting securities of the firm: Sherwood T. Small (E.R. Taylor); Russell J. Fuller (RJF Management); Leslie A. Waite (Waite & Associates); James L. Kaplan (Kaplan Associates); David J. Steirman and Abbott J. Keller (Kestrel Management); and Gary G. Pollock and William F.K. Schaff (Bay Isle). Except for Bay Isle, none of the sub-advisers has prior experience managing a mutual fund.

         [    ] is the custodian for the Funds, [    ] is the distributor of the
Funds, and [ ] is the administrator and investor servicing transfer agent for the Funds.

Advisory and Sub-Advisory Fees

         Each Fund pays Undiscovered Managers a management fee at the following annual percentage rates of the Fund's daily net assets:

           -----------------------------------------------
           Fund                                   Fee Rate
           -----------------------------------------------
           All Cap Value Fund                       0.84%
           -----------------------------------------------
           Behavioral Growth Fund                   0.95%
           -----------------------------------------------
           Core Equity Fund                         0.84%
           -----------------------------------------------
           Hidden Value Fund                        0.95%
           -----------------------------------------------
           REIT Fund                                1.05%
           -----------------------------------------------
           Small Cap Value Fund                     1.05%
           -----------------------------------------------
           Special Small Cap Fund                0.65-1.65%*
           -----------------------------------------------

*The advisory fee rate for the Special Small Cap Fund will vary depending on the investment performance of the Fund. In particular, the applicable fee rate is determined by adding to (or subtracting from) 1.15% one-fifth of the number of basis points by which the total return of the Fund during the one-year period ending at the end of a quarter exceeds (or falls short of) the sum of (1) the total return of the Russell 2000 Index during the one-year period ending at the end of such quarter plus (2) one hundred fifty (150) basis points. The advisory fee rate will not exceed the annual rate of 1.65% nor be less than the annual rate of 0.65%. The Russell 2000 Index is composed of the common stocks of the 2000 smallest of the 3000 largest publicly-traded U.S. companies, measured by market capitalization. The Fund uses the Russell 2000 Index as the standard of performance comparison because that index is well known to investors, and is commonly regarded as representative of the performance of United States smaller capitalization stocks. The sponsor of the Russell 2000 Index does not sponsor and is not in any other way affiliated with the Fund.

Undiscovered Managers pays each Fund's sub-adviser a sub-advisory fee at the following annual percentage rates of the specified levels of the Fund's average daily net assets:

------------------------------------------------------------------------------------------------
Fund                            Sub-adviser           Fee Rate as % of Fund's Net
                                                      Assets
------------------------------------------------------------------------------------------------
All Cap Value Fund              E.R. Taylor           0.40%          of the first $200 million
                                                      ------------------------------------------
                                                      0.35%          of the next $100 million
                                                      ------------------------------------------
                                                      0.30%          of assets in excess of $300
                                                                     million
------------------------------------------------------------------------------------------------
Behavioral Growth Fund          RJF Management        0.60%          of the first $200 million
                                                      ------------------------------------------
                                                      0.55%          of the next $100 million
                                                      ------------------------------------------
                                                      0.50%          of assets in excess of $300
                                                                     million
------------------------------------------------------------------------------------------------
Core Equity Fund                Waite &               0.40%          of the first $200 million
                                Associates            ------------------------------------------
                                                      0.35%          of the next $100 million
                                                      ------------------------------------------
                                                      0.30%          of assets in excess of $300
                                                                     million
------------------------------------------------------------------------------------------------
Hidden Value Fund               Kaplan                0.60%          of the first $200 million
                                Associates            ------------------------------------------
                                                      0.55%          of the next $100 million
                                                      ------------------------------------------
                                                      0.50%          of assets in excess of $300
                                                                     million
------------------------------------------------------------------------------------------------
REIT Fund                       Bay Isle              0.70%          of the first $200 million
                                                      ------------------------------------------
                                                      0.65%          of the next $100 million
                                                      ------------------------------------------
                                                      0.60%          of assets in excess of $300
                                                                     million
------------------------------------------------------------------------------------------------
Small Cap Value Fund            Kaplan                0.70%          of the first $200 million
                                Associates            ------------------------------------------
                                                      0.65%          of the next $100 million
                                                      ------------------------------------------
                                                      0.60%          of assets in excess of $300
                                                                     million
------------------------------------------------------------------------------------------------
Special Small Cap Fund          Kestrel               0.30% -        of all assets
                                Management            1.30%*
------------------------------------------------------------------------------------------------

*The sub-advisory fee rate for the Special Small Cap Fund will vary depending on the investment performance of the Fund. In particular, the applicable fee rate is determined by adding to (or subtracting from) 0.80% one-fifth of the number of basis points by which the total return of the Fund during the one-year period ending at the end of a quarter exceeds (or falls short of) the sum of (1) the total return of the Russell 2000 Index during the one-year period ending at the end of such quarter plus (2) one hundred fifty (150) basis points. The sub-advisory fee rate will not exceed the annual rate of 1.30% nor be less than the annual rate of 0.30%. Until the end of the first calendar quarter ending on or after the 364th day following the commencement of the Fund's operations, the annual fee rate shall be 0.80%. For more information about the Russell 2000 Index, see the footnote to the Funds' Advisory Fee Table above.

         The Trust has applied for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of the Trust's Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund without obtaining shareholder approval. The exemptive request also seeks to permit, without shareholder approval, the terms of an existing sub-advisory agreement to be changed or the employment of an existing sub-adviser to be continued after events that would otherwise cause an automatic termination of a sub-advisory agreement, when such changes or continuation are approved by the Trust's Board of Trustees. This Prospectus would be revised and shareholders notified if the sub-adviser of any Fund is changed.

Other Fund Expenses

         In addition to the investment advisory fee, each Fund pays all expenses not expressly assumed by Undiscovered Managers, including taxes, brokerage commissions, fees and expenses of registering or qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and trustees' meetings, expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of trustees who are not directors, officers or employees of Undiscovered Managers.

         Undiscovered Managers has voluntarily agreed, for an indefinite period, to pay the expenses of each Fund in excess of the following annual percentage rates of the average daily net assets of the Institutional Class shares of each Fund, subject to the obligation of the Fund to repay Undiscovered Managers such expenses in future years, if any, when the Fund's expenses fall below the stated percentage rate, but only to the extent that such repayment would not cause the Fund's expenses in any such future year to exceed the stated percentage rate, and provided that the Funds are not obligated to repay any such expenses more than two years after the end of the fiscal year in which they were incurred:
0.99% for the All Cap Value Fund and the Core Equity Fund; 1.30% for the Behavioral Growth Fund and the Hidden Value Fund; 1.4% for the REIT Fund and the Small Cap Value Fund; and, for the Special Small Cap Fund, the sum of 0.90% plus the advisory fee rate for the Fund for the year in question. Undiscovered Managers may change or terminate these voluntary arrangements at any time, but the Funds' Prospectus would be supplemented to describe the change.

                             PORTFOLIO TRANSACTIONS

         In addition to selecting portfolio investments for the Fund(s) it manages, each sub- adviser selects brokers or dealers to execute securities purchases and sales for the Fund's account. Each sub-adviser selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each sub-adviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Funds will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

         A sub-adviser's receipt of research services from brokers may sometimes be a factor in its selection of a broker that it believes will provide best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is in many cases not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the sub-adviser's expenses. Such services may be used by a sub-adviser in managing other client accounts and in some cases may not be used with respect to the Funds. Receipt of services or products other than research from brokers is not a factor in the selection of brokers. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, purchases of shares of the Trust by customers of broker-dealers may be considered as a factor in the selection of broker-dealers to execute the Trust's securities transactions.

         A sub-adviser may cause a Fund to pay a broker-dealer that provides brokerage and research services to the sub-adviser an amount of commission for effecting a securities transaction for that Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. The sub-adviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the sub-adviser's overall responsibilities to the Fund and its other clients. The sub-advisers currently have no intention of executing transactions on such basis. The sub-adviser's authority to cause a Fund to pay greater commissions is also subject to such policies as the Trustees of the Trust may adopt from time to time.

         It is not possible to predict the Funds' portfolio turnover rates with certainty. Each Fund's sub-adviser has indicated, however, that it does not expect that the annual portfolio turnover rate of the Fund(s) it manages would normally exceed the following rates: 50% for the All Cap Value, Core Equity and REIT Funds; 75% for the Small Cap Value, Hidden Value and Special Small Cap Funds; and 200% for the Behavioral Growth Fund. Any Fund's portfolio turnover rate in any year could be significantly higher or lower than these estimates.

Higher levels of portfolio turnover may result in higher transactions costs and higher levels of realized capital gains.

                             HOW TO PURCHASE SHARES

         An investor may make an initial purchase of shares of any Fund by submitting a completed application form and payment to:

[                       ]
[                       ]
[                       ]
Attn: Undiscovered Managers Funds

         The minimum initial investment for the Institutional Class of each Fund's shares is $250,000 in that Fund. A minimum investment of $10,000 applies to the trustees of the Trust, investment advisory clients of the sub-advisers (and their directors, officers and employees), and employees of Undiscovered Managers and the parents, spouses and children of the foregoing. The minimum investment may be waived by Undiscovered Managers in its sole discretion and will be waived for any new shareholder in Undiscovered Managers Funds who initially invests less than $250,000 but signs a letter of intent stating the shareholder's intention to bring his or her balance to $250,000 within six months after the initial purchase. For investors who purchase through a financial intermediary and hold their shares through an omnibus account with that financial intermediary, the minimum initial investment applies to the omnibus account, and not to the investors individually. Undiscovered Managers reserves the right to redeem the accounts at net asset value of shareholders that have signed a letter of intent but fail to meet the minimum investment within the specified time or to waive any minimum investment in its sole discretion. Subsequent investments must be at least $____.

         If the balance in a shareholder's account with a Fund is less than a minimum amount set by the Trustees of the Trust from time to time (currently ___________ for all accounts), that Fund may close the account and send the proceeds to the Shareholder. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.

         Shares of any Fund may be purchased by (i) cash, (ii) exchanging securities on deposit with a custodian acceptable to Undiscovered Managers or
(iii) combination of such securities and cash. Purchase of shares of the Fund in exchange for securities is subject in each case to the determination by Undiscovered Managers that the securities to be exchanged are acceptable for purchase by the Fund. In all cases Undiscovered Managers reserves the right to reject any securities that are proposed for exchange. Securities accepted by Undiscovered Managers in exchange for Fund shares will be valued in the same manner as the Fund's assets as described below as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. Generally, a gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. An investor who wishes to purchase shares by exchanging securities should obtain instructions by calling [ - - ].

         Undiscovered Managers will not approve the acceptance of securities in exchange for shares of any Fund unless (1) Undiscovered Managers and the applicable sub-adviser in their discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act of 1933, as amended (the "Securities Act") or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of Fund's shares may purchase additional shares of that fund by exchange of securities.

         All purchases made by check should be in U.S. dollars and made payable to Undiscovered Managers Funds or [transfer agent]. Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemption will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

         Upon acceptance of an investor's order, [ ] opens an account, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction.

         After an account has been established, an investor may send subsequent investments at any time directly to [ ] at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and the investor's account number or name and social security number.

         Subsequent investments can also be made by federal funds wire. Investors should instruct their banks to wire federal funds to [ ], ABA #[ ]. The text of the wire should read as follows:

         $ amount, [          ] ATTN Mutual Funds,
         Credit Fund (Fund Name and Institutional Class), DDA #[          ],
         Shareholder Name, Shareholder Account Number.

         A bank may charge a fee for transmitting funds by wire.

         Each Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the Distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.

         The price an investor pays will be the per share net asset value next calculated after a proper investment order is received by the Trust's transfer or other agent or subagent. Shares of each Fund are sold with no sales charge. The net asset value of each Fund's shares is calculated once daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading, by dividing the Fund's net assets by the number of shares outstanding. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

         The Distributor may accept telephone orders from broker-dealers who have been previously approved by the Distributor. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Distributor. Although there is no sales charge imposed by the Fund or the Distributor, broker-dealers may charge the investor a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Fund.

                              SHAREHOLDER SERVICES

         The Funds offer the following shareholder services, which are more fully described in the Statement of Additional Information. Explanations and forms are available from [ ]. Telephone redemption and exchange privileges will be established automatically when an investor opens an account unless an investor elects on the application to decline the privileges. Other privileges must be specifically elected. A signature guarantee will be required to establish a privilege after an account is opened.

         Free Exchange Privilege. Institutional Class shares of any Fund may be exchanged for shares of the Institutional Class of any other Fund. Exchanges may be made by written instructions or by telephone, unless an investor elected on the application to decline telephone exchange privileges. The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders.

         Retirement Plans. The Funds' Institutional Class shares may be purchased by all types of tax-deferred retirement plans. The Distributor makes available retirement plan forms for IRAs.

         Systematic Withdrawal Plan. If the value of an account is at least $25,000, an investor may have periodic cash withdrawals automatically paid to the investor or any person designated by the investor.

         Automatic Investment Plan. Voluntary monthly investments of at least $1,000 may be made automatically by pre-authorized withdrawals from an investor's checking account.

                              HOW TO REDEEM SHARES

         An investor can redeem shares by sending a written request to [      ].
As described below, an investor may also redeem shares by calling [       ]
at [   -   -    ]. Proceeds resulting from a written or telephone redemption request can be wired to an investor's bank account or sent by check in the name of the registered owners to their record address.

         The written request must include the name of the Fund, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on an investor's confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). Investors requesting that redemption proceeds be wired to their bank accounts must provide specific wire instructions.

         If (1) an investor is redeeming shares worth more than $50,000, (2) an investor is requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address,
(3) the account registration has changed within the last 30 days or (4) an investor is instructing us to wire the proceeds to a bank account not designated on the application, the investor must have his or her signature guaranteed by an eligible guarantor. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, an investor should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

         If an investor has requested certificates for the investment, an investor must enclose the certificates and a properly completed redemption form or stock power. The Funds recommend that certificates be sent by registered mail.

         When an investor telephones a redemption request, the proceeds are wired to the bank account previously chosen by the investor. A wire fee (currently $5) will be deducted from the proceeds. A telephonic redemption request must be received by [ ] prior to the close of regular trading on the New York Stock Exchange. If an investor telephones a request to [ ] after the Exchange closes or on a day when the Exchange is not open for business, [ ] cannot accept the request and a new one will be necessary.

         If an investor decides to change the bank account to which proceeds are to be wired, an investor must send in this change on the Service Options Form with a signature guarantee. Telephonic redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless an investor indicates otherwise on the account application, [ ] will be authorized to act upon redemption and exchange instructions received by telephone from the investor or any person claiming to act as the investor's representative who can provide [ ] with the investor's account registration and address as it appears on the records of [ ]. [ ]
will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine; the Fund, [ ], the Distributor, Undiscovered Managers and the sub-advisers will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonably procedures are followed. For information, consult [ ]. In times of heavy market activity, an investor who encounters difficulty in placing a redemption or exchange order by telephone may wish to place the order by mail as described above.

         The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by [ ] in proper form.

         Proceeds resulting from a written redemption request will normally be mailed to an investor within seven days after receipt of the investor's request in good order. Telephonic redemption proceeds will normally be wired to an investor's bank on the first business day following receipt of a proper redemption request. If an investor purchased shares by check and the check was deposited less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

         The Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                     CALCULATION OF PERFORMANCE INFORMATION

         The Funds may include in advertising their "total return" for the one-, five- and ten-year periods (or for the life of a Fund, if shorter) through the most recent calendar quarter. These total returns represent the average annual compounded rate of return on a hypothetical investment of $1,000 in a Fund. Total return may also be presented for other periods and on a cumulative (in addition to average annual) basis.

                 DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

         The Funds declare and pay their net investment income to shareholders as dividends annually. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees of the Trust. The Trustees may change the frequency with which the Funds declare or pay dividends.

         Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund on the record date unless an investor has elected to receive cash.

         Each Fund intends to qualify as a regulated investment company under the Code. As a regulated investment company, and provided that the Fund distributes substantially all its net investment income to its shareholders, the Fund itself will not pay any federal income tax on its distributed income and gains.

         Income dividends and short term capital gain distributions are taxable as ordinary income whether distributed in cash or additional shares. Long-term capital gain distributions from all Funds are taxable as long-term capital gains whether distributed in cash or additional shares and regardless of how long an investor has owned shares of a Fund. Pursuant to the Taxpayer Relief Act of 1997, long-term capital gains generally are subject to a maximum tax rate of 28% or 20% depending upon the holding period in the portfolio investment generating the distributed gains.

         Each Fund is required to withhold 31% of any redemption proceeds (including the value or shares exchanged) and all income dividends and capital gain distributions it pays to the investor (1) if the investor does not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that the investor has underreported income in the past, or (3) if an investor fails to certify to the Fund that the investor is not subject to such withholding.

         Certain designated dividends from the Funds are expected to be eligible for the dividends-received deduction for corporate shareholders (subject to a holding period requirement). However, any distributions received by a Fund from REITs will not qualify for the dividends-received deduction. A Fund's investment in REIT securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investment in REIT securities also may result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

         [ ] will send each investor and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to the investor during the preceding year. Be sure to keep this statement as a permanent record. A fee may be charged for any duplicate information that an investor requests.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, state and local tax consequences of investing in, redeeming or exchanging Fund shares.

                                    THE TRUST

         Each Fund is a series of the Trust. The Trust was organized as a Massachusetts business trust on September 29, 1997. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Currently each Fund has only one class of shares. Each share in a Fund has one vote, with fractional shares voting proportionally. Shares in each Fund vote separately from shares of other Funds, except as otherwise required by law. Shares are freely transferable, are entitled to dividends as declared by the Trustees of the Trust, and, if a Fund were liquidated, would receive the net assets of such Fund. Each Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. The Trust does not generally hold regular shareholder meetings and will do so only when required by law. Shareholders may remove the trustees of the Trust from office by votes cast at a shareholder meeting or by written consent.

INVESTMENT ADVISER
Undiscovered Managers, LLC
Plaza of the Americas
700 North Pearl Street, 17th Floor
Dallas, Texas 75201

DISTRIBUTOR
[                   ]

TRANSFER AGENT
[                   ]

CUSTODIAN
[                   ]

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts  02110

INDEPENDENT ACCOUNTANTS
[                   ]

                           UNDISCOVERED MANAGERS FUNDS
                              SUBJECT TO COMPLETION
                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

                                December __, 1997

         Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of such state.

         This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Undiscovered Managers Funds Prospectus dated December __, 1997, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from Undiscovered Managers Funds, Plaza of the Americas, 700 North Pearl Street, 17th Floor, Dallas, Texas 75201.

-----------------------------------------------------------------------------


INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS............................1

MANAGEMENT OF THE TRUST.....................................................3

OWNERSHIP OF SHARES OF THE FUNDS............................................4

INVESTMENT ADVISORY AND OTHER SERVICES......................................5

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................7

DESCRIPTION OF THE TRUST....................................................7

HOW TO BUY SHARES..........................................................10

NET ASSET VALUE............................................................11

SHAREHOLDER SERVICES.......................................................11

REDEMPTIONS................................................................13

INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS................14

CALCULATION OF TOTAL RETURN................................................17

PERFORMANCE COMPARISONS....................................................18

APPENDIX A - PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION...............A-1

APPENDIX B - ADVERTISING AND PROMOTIONAL LITERATURE.......................B-1

--------------------------------------------------------------------------------


                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

--------------------------------------------------------------------------------


         The investment objective and policies of each series (each a "Fund" and collectively, the "Funds") of Undiscovered Managers Funds (the "Trust") are summarized in the Prospectus under "The Funds" and "More Information About the Funds' Investments and Risk Considerations." The investment policies of each Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by the Funds' adviser, subject to review and approval by the Trust's Board of Trustees, without shareholder approval except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the relevant Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of that Fund represented at a meeting at which 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

         The following investment restrictions are fundamental policies of each Fund.

         Each Fund will not:

1. Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into swap agreements, foreign exchange contracts and other financial transactions not involving physical commodities.

5. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

6. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry; except that the REIT Fund will invest more than 25% of its total assets in securities issued by real estate investment trusts (as defined in the Internal Revenue Code).

7. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

         Although the Funds are permitted to borrow money to a limited extent, no Fund currently intends to do so.

         In addition to the foregoing fundamental investment restrictions, it is contrary to each Fund's present policy, which may be changed without shareholder approval, to:

         Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

         All percentage limitations on investments will apply at the time of the making of an investment (except for the non-fundamental restriction set forth in the immediately preceding paragraph) and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

-------------------------------------------------------------------------------


                             MANAGEMENT OF THE TRUST

-------------------------------------------------------------------------------


         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

Name, Address,         Position(s) held with          Principal Occupation(s)
    and Age                  Registrant               During Past Five Years
    -------                  ----------               ----------------------

Mark P. Hurley*        Trustee of the Trust.
(39)                   President, Treasurer and
                       Secretary of the Trust.

* Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) of the Trust or of the Trust's investment adviser, Undiscovered Managers, LLC.

    The address of each Trustee and officer of the Trust affiliated with Undiscovered Managers, LLC ("Undiscovered Managers") is Plaza of the Americas, 700 North Pearl Street, 17th Floor, Dallas, Texas 75201. The Trust pays no compensation to its officers or to the Trustees listed above who are officers or employees of Undiscovered Managers. Each Trustee who is not an officer or employee of Undiscovered Managers is compensated at the rate of [ ] per annum.

    The following table shows the fees estimated to be paid to each Trustee for fiscal 1998:


                               Compensation Table
                      for the year ended December 31, 1998

============================================================================================
                                                                               Total
                                        Pension or         Estimated       Compensation
                      Estimated     Retirement Benefits     Annual      From the Trust and
 Name of Person,    Compensation    Accrued as Part of   Benefits Upon     Fund Complex
    Position       from the Trust*     Fund Expenses      Retirement     Paid to Trustee**
=============================================================================================






*    The estimated compensation information is furnished for the calendar year
     1998.

** No Trustee receives any compensation from any mutual fund affiliated with Undiscovered Managers, LLC, other than the Trust.


-------------------------------------------------------------------------------


                        OWNERSHIP OF SHARES OF THE FUNDS

-------------------------------------------------------------------------------


    As of December __, 1997, Undiscovered Managers owned __%, __%, __%, ___%, ___%, ___%, and ___% of Undiscovered Managers All Cap Value Fund (the "All Cap Value Fund"), Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund"), Undiscovered Managers Core Equity Fund (the "Core Equity Fund"), Undiscovered Managers Hidden Value Fund (the "Hidden Value Fund"), Undiscovered Managers REIT Fund (the "REIT Fund"), Undiscovered Managers Small Cap Value Fund (the "Small Cap Value Fund"), and Undiscovered Managers Special Small Cap Fund (the "Special Small Cap Fund"), and therefore may be regarded to control each Fund. Undiscovered Managers is a limited liability company organized under the laws of Delaware with two members, Mark P. Hurley and AMRESCO, INC., a publicly traded corporation, each owning more than 25% of the voting securities of Undiscovered Managers and therefore regarded to control Undiscovered Managers for purposes of the Investment Company Act of 1940 (the "1940 Act").

    As of December __, 1997 the officers and Trustees of the Trust owned beneficially shares of each Fund as follows: _______ shares of the All Cap Value Fund, ______ shares of the Behavioral Growth Fund, ______ shares of the Core Equity Fund, ______ shares of the Hidden Value Fund, ______ shares of the REIT Fund, ______ shares of the Small Cap Value Fund, and ______ shares of the Special Small Cap Fund.


-------------------------------------------------------------------------------


                     INVESTMENT ADVISORY AND OTHER SERVICES

-------------------------------------------------------------------------------


         As described in the Prospectus, Undiscovered Managers is the investment adviser of each Fund and has responsibility for the management of the Funds' affairs, under the supervision of the Trust's Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. See "Management of the Funds" in the Prospectus.

         The Trust pays the compensation of its Trustees who are not officers or employees of Undiscovered Managers; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.

         As described in the Prospectus, Undiscovered Managers has agreed to certain additional, voluntary arrangements to limit each Fund's expenses. These arrangements may be modified or terminated by Undiscovered Managers at any time.

         Each Fund's advisory agreement and sub-advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually
(i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, Undiscovered Managers or the relevant sub-adviser, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory agreement or sub-advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval.

         The advisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding securities of the relevant Fund, upon sixty days' written notice, and by Undiscovered Managers upon ninety days' written notice to the Trust. The advisory agreement shall automatically terminate in the event of its assignment. The advisory agreement provides that Undiscovered Managers owns all rights to and control of the name "Undiscovered Managers." The advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by Undiscovered Managers to eliminate all reference to the words "Undiscovered Managers" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Undiscovered Managers.

         Each sub-advisory agreement may be terminated without penalty by Undiscovered Managers, by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, and each terminates automatically in the event of its assignment and automatically terminates upon termination of the related advisory agreement. Certain of the sub-advisory agreements may be terminated by the relevant sub-adviser in certain circumstances.

         Each advisory and sub-advisory agreement provides that Undiscovered Managers or the applicable sub-adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         The Trust has applied for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of the Trust's Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund without obtaining shareholder approval. See "Management of the Funds" in the Prospectus.

         Pursuant to an Administrative Services Agreement, Undiscovered Managers has agreed to provide administrative services for each Fund. Undiscovered Managers has entered into an agreement with [ ] for the provision of certain administrative services to the Funds at Undiscovered Managers' expense. See "Management of the Funds" in the Prospectus.

         Custodial Arrangements. [ ] (the "Custodian") is the Trust's custodian. The Custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, the Custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Funds.

         Independent Accountants. The Fund's independent accountants are [ ].
[ ] conducts an annual audit of the Trust's financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

-------------------------------------------------------------------------------


                      PORTFOLIO TRANSACTIONS AND BROKERAGE
-------------------------------------------------------------------------------


         In placing orders for the purchase and sale of portfolio securities for each Fund, each sub-adviser seeks the best price and execution. Each sub-adviser has the ability to pay brokers or dealers commissions in excess of commissions another broker or dealer would have charged for effecting such transaction on the basis of receiving brokerage and research products and/or services. The sub-advisers do not currently intend to effect transactions on such basis. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of each sub-adviser, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers. See "Portfolio Transactions" in the Prospectus.

-------------------------------------------------------------------------------


                            DESCRIPTION OF THE TRUST
-------------------------------------------------------------------------------


         The Trust, registered with the Securities and Exchange Commission as an open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated September 29, 1997.

         The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

         The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all Funds.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares or Fund into various sub-series of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently, or to permit shares of a series to be distributed through more than one distribution channel, with the costs of the particular means of distribution (or costs of related services) to be borne by the shareholders who purchase through that means of distribution. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust. Shareholders' investments in such an additional portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any Fund upon written notice to the shareholders. As a matter of policy, however, the Trustees will not terminate the Trust or any Fund without submitting the matter to a vote of the shareholders of the Trust or the relevant Fund.

Voting Rights

         As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

         The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by ten holders of shares having an aggregate net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

Shareholder and Trustee Liability

         Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.


-------------------------------------------------------------------------------


                                HOW TO BUY SHARES
-------------------------------------------------------------------------------


         Subject to minimum initial investment requirements and certain other conditions, an investor may make an initial purchase of shares of any Fund by submitting a completed application form and payment to:

                                      [                    ]
                                      [                    ]
                                      [                    ]
                                      Attention: Undiscovered Managers Funds

The procedures for purchasing shares of the Funds are summarized in "How to Purchase Shares" in the Prospectus.

-------------------------------------------------------------------------------


                                 NET ASSET VALUE
-------------------------------------------------------------------------------


         The net asset value of the shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of that Fund's shares might be materially affected. During the 12 months following the date of this Statement of Additional Information, the New York Stock Exchange is expected to be closed on the following weekdays: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities listed on an established securities exchange or on the Nasdaq National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

-------------------------------------------------------------------------------


                              SHAREHOLDER SERVICES
-------------------------------------------------------------------------------


Open Accounts

         A shareholder's investment in any Fund is automatically credited to an open account maintained for the shareholder by [ ]. Certificates representing shares are issued only upon written request to [ ] but are not issued for fractional shares. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year [ ] will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

         The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

         The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Systematic Withdrawal Plan

         A Systematic Withdrawal Plan, referred to in the Prospectus under "Shareholder Services--Systematic Withdrawal Plan," provides for monthly, quarterly, semiannual or annual withdrawal payments of $1000 or more from the account of a shareholder provided that the account has a value of at least $25,000 at the time the plan is established.

         Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a signature guarantee will be required on the Plan application. All shares in an account that is subject to a Systematic Withdrawal Plan must be held in an open account rather than in certificated form. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for the dividend or distribution.

         Since withdrawal payments represent proceeds from liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Trust makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

Exchange Privilege

         Shareholders may redeem their shares of any Fund and have the proceeds applied on the same day to purchase shares of any other Fund. The value of shares exchanged must be at least $1,000 and all exchanges are subject to the minimum investment requirement of the Fund into which the exchange is being made. This option is summarized in the Prospectus under "Shareholder Services--Free Exchange Privilege."

         Exchanges may be effected by (1) making a telephone request by calling [ ], provided that a special authorization form is on file with [ ], or (2) sending a written exchange request to [ ] accompanied by an account application for the appropriate Fund. The Trust reserves the right to modify this exchange privilege without prior notice.

         An exchange constitutes a sale of the shares for federal income tax purposes on which the investor may realize a capital gain or loss.

IRAs

         Under "Shareholder Services--Retirement Plans" the Prospectus refers to IRAs established under a prototype plan made available by the Distributor. These plans may be funded with shares of any Fund. All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from the Distributor.

         Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

-------------------------------------------------------------------------------


                                   REDEMPTIONS
-------------------------------------------------------------------------------


         The procedures for redemption of Fund shares are summarized in the Prospectus under "How to Redeem Shares."

         Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $50,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

         If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to [ ] at [ ]. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (currently $5.00) is deducted. Telephonic redemption requests must be received by [ ] prior to the close of regular trading on the New York Stock Exchange on a day when the Exchange is open for business. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted by [ ] and a new request will be necessary.

         In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form available from [ ]. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to [ ] a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, [ ] and [ ] are not responsible for the authenticity of withdrawal instructions received by telephone.

         The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by [ ] in proper form. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.

         Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period.

         A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."

-------------------------------------------------------------------------------


           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS
-------------------------------------------------------------------------------


         As described in the Prospectus under "Dividends, Capital Gain Distributions and Taxes" it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

         Income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to [ ]. In order for a change to be in effect for any dividend or distribution, it must be received by [ ] on or before the record date for such dividend or distribution.

         As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

         Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code and to qualify for the special tax treatment accorded regulated investment companies and their shareholders. In order so to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, cash items (including receivables), government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. If it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

         Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. Pursuant to the Taxpayer Relief Act of 1997 (the "1997 Act"), dividends of long-term capital gains generally will be subject to a maximum tax rate of 28% or 20% depending upon the holding period in the portfolio investment generating the distributed gains. A loss on the sale of shares held for 12 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

         Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes.

         Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. Pursuant to the 1997 Act, long-term capital gains generally will be subject to a maximum tax rate of 28% or 20% depending upon the shareholder's holding period in Fund shares. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

         Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

         The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

-------------------------------------------------------------------------------


                           CALCULATION OF TOTAL RETURN

-------------------------------------------------------------------------------


         Total Return with respect to a Fund is a measure of the change in value of an investment in such Fund over the period covered, and assumes any dividends or capital gains distributions are reinvested immediately, rather than paid to the investor in cash. The formula for calculating total return includes four steps: (1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.

-------------------------------------------------------------------------------


                             PERFORMANCE COMPARISONS
-------------------------------------------------------------------------------


         Total Return. Each Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements or information furnished to present or prospective shareholders
(i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

         Lipper Analytical Services, Inc. ("Lipper") distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

         Micropal, Inc. ("Micropal") distributes mutual fund rankings weekly and monthly. The rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5- year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

         Morningstar, Inc. ("Morningstar") distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investors Service, Inc.

         CDA/Weisenberger's Management Results ("Weisenberger") publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

         Performance information may also be used to compare the performance of the Funds to certain widely acknowledged standards or indices for stock market performance, such as those listed below.

         Consumer Price Index. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

         Dow Jones Industrial Average. The Dow Jones Industrial Average is a market value- weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

         MSCI-EAFE Index. The MSCI-EAFE Index contains over 1000 stocks from 20 different countries with Japan (approximately 50%), United Kingdom, France and Germany being the most heavily weighted.

         MSCI-EAFE ex-Japan Index. The MSCI-EAFE ex-Japan Index consists of all stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

         NAREIT Equity Index.  [To be provided.]

         Russell 2000 Index. The Russell 2000 Index is comprised of the 2000 smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.

         Standard & Poor's/Barra Growth Index. The Standard & Poor's/Barra Growth Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

         Standard & Poor's/Barra Value Index. The Standard & Poor's/Barra Value Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

         Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.

         From time to time, articles about the Funds regarding performance, rankings and other characteristics of the Funds may appear in publications including, but not limited to, the publications included in Appendix A. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' promotional literature. References to articles regarding personnel of the [ ] who have portfolio management responsibility may also be used in the Funds' promotional literature. For additional information about the Funds' advertising and promotional literature, see Appendix B.

                                                                    APPENDIX A
                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates                          Dow Jones News Service
Adam Smith's Money World                    Economist
America On Line                             FACS of the Week
Anchorage Daily News                        Fee Adviser
Atlanta Constitution                        Financial News Network
Atlanta Journal                             Financial Planning
Arizona Republic                            Financial Planning on Wall Street
Austin American Statesman                   Financial Research Corp.
Baltimore Sun                               Financial Services Week
Bank Investment Marketing                   Financial World
Barron's                                    Fitch Insights
Bergen County Record (NJ)                   Forbes
Bloomberg Business News                     Fort Worth Star-Telegram
Bond Buyer                                  Fortune
Boston Business Journal                     Fox Network and affiliates
Boston Globe                                Fund Action
Boston Herald                               Fund Decoder
Broker World                                Global Finance
Business Radio Network                      (the) Guarantor
Business Week                               Hartford Courant
CBS and affiliates                          Houston Chronicle
CDA Investment Technologies                 INC
CFO                                         Indianapolis Star
Changing Times                              Individual Investor
Chicago Sun Times                           Institutional Investor
Chicago Tribune                             International Herald Tribune
Christian Science Monitor                   Internet
Christian Science Monitor News Service      Investment Advisor
Cincinnati Enquirer                         Investment Company Institute
Cincinnati Post                             Investment Dealers Digest
CNBC                                        Investment Profiles
CNN                                         Investment Vision
Columbus Dispatch                           Investor's Daily
CompuServe                                  IRA Reporter
Dallas Morning News                         Journal of Commerce
Dallas Times-Herald                         Kansas City Star
Denver Post                                 KCMO (Kansas City)
Des Moines Register                         KOA-AM (Denver)
Detroit Free Press                          LA Times
Donoghues Money Fund Report                 Leckey, Andrew (syndicated column)
Dorman, Dan (syndicated column)             Life Association News

Lifetime Channel                           Seattle Post-Intelligencer
Miami Herald                               Seattle Times
Milwaukee Sentinel                         Securities Industry Management
Money Magazine                             Smart Money
Money Maker                                St. Louis Post Dispatch
Money Management Letter                    St. Petersburg Times
Morningstar                                Standard & Poor's Outlook
Mutual Fund Market News                    Standard & Poor's Stock Guide
Mutual Funds Magazine                      Stanger's Investment Advisor
National Public Radio                      Stockbroker's Register
National Underwriter                       Strategic Insight
NBC and affiliates                         Tampa Tribune
New England Business                       Time
New England Cable News                     Tobias, Andrew (syndicated column)
New Orleans Times-Picayune                 Toledo Blade
New York Daily News                        UP
New York Times                             US News and World Report
Newark Star Ledger                         USA Today
Newsday                                    USA TV Network
Newsweek                                   Value Line
Nightly Business Report                    Wall Street Journal
Orange County Register                     Wall Street Letter
Orlando Sentinel                           Wall Street Week
Palm Beach Post                            Washington Post
Pension World                              WBZ
Pensions and Investments                   WBZ-TV
Personal Investor                          WCVB-TV
Philadelphia Inquirer                      WEEI
Porter, Sylvia (syndicated column)         WHDH
Portland Oregonian                         Worcester Telegram
Prodigy Public Broadcasting Service        World Wide Web
Quinn, Jane Bryant (syndicated column)     Worth Magazine
Registered Representative                  WRKO
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury

                                                                    APPENDIX B
                     ADVERTISING AND PROMOTIONAL LITERATURE

Undiscovered Managers Funds' advertising and promotional material may include, but is not limited to, discussions of the following information:

o Undiscovered Managers Funds' participation in wrap fee and no transaction fee programs

o Characteristics of the various sub-advisers, including the locations of offices, investment practices and clients

o Specific and general investment philosophies, strategies, processes and techniques

o Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

o        Industry conferences at which the various sub-advisers participate

o Current capitalization, levels of profitability and other financial information

o Identification of portfolio managers, researchers, economists, principals and other staff members and employees

o The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

o Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

o        Current and historical statistics relating to:

         -total dollar amount of assets managed
         -Undiscovered Managers Funds' assets managed in total and by Fund -the growth of assets
         -asset types managed

         References may be included in Undiscovered Managers Funds' advertising and promotional literature about 401(k) and retirement plans that offer the Funds. The information may include, but is not limited to:

o Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Undiscovered Managers Funds may or may not have a relationship.

o Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Funds as 401(k) or retirement plan funding vehicles produced by industry authorities, research organizations and publications.

                           UNDISCOVERED MANAGERS FUNDS
                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(A)          (1)  Financial Statements:  To be filed by amendment.

(B)          Exhibits

                      1.      Agreement and Declaration of Trust of Undiscovered Managers
                              Funds (the "Trust").

                      2.      By-Laws of the Trust.

                      3.      None.

                      4.      None.

                      5.      (a)    Form of Management Agreement between the Trust and
                                     Undiscovered Managers, LLC ("Undiscovered Managers").

                              (b)    Form of Sub-Advisory Agreements between
                                     Undiscovered Managers and each sub-adviser relating to each series of the Trust.

                                     (i)      Undiscovered Managers All Cap Value Fund (the "All
                                              Cap Value Fund"): E.R. Taylor Investments, Inc.
                                              ("E.R. Taylor")
                                     (ii)     Undiscovered Managers Behavioral Growth Fund (the
                                              "Behavioral Growth Fund"):  RJF Asset Management,
                                              Inc. ("RJF Management")
                                     (iii)    Undiscovered Managers Core Equity Fund (the "Core
                                              Equity Fund"):  Waite & Associates, L.L.C. ("Waite &
                                              Associates")
                                     (iv)     Undiscovered Managers Hidden Value Fund (the
                                              "Hidden Value Fund") and Undiscovered Managers
                                              Small Cap Value Fund (the "Small Cap Value Fund"):
                                              J.L. Kaplan Associates ("Kaplan Associates")
                                     (v)      Undiscovered Managers REIT Fund (the "REIT Fund"):
                                              Bay Isle Financial Corporation ("Bay Isle")
                                     (vi)     Undiscovered Managers Special Small Cap Fund (the
                                              "Special Small Cap Fund"):  Kestrel Investment
                                              Management Corporation ("Kestrel Management")

                      6.      Form of Distribution Agreement between the Trust and
                              ____________ (to be filed by amendment).

                                                      -1-





                      7.      None.

                      8.      Form of Custodian Agreement (to be filed by amendment).

                      9.      (a)    Form of Shareholder Servicing and Transfer Agent Agreement
                                     between the Trust and ____________ (to be filed by
                                     amendment).

                              (b)    Form of Organizational Expense
                                     Reimbursement Agreement between the Trust and Undiscovered Managers (to be filed by amendment).

                              (c) Form of Expense Deferral Agreement between the Trust and Undiscovered Managers (to be filed by amendment).

                              (d) Form of Administrative Services Agreement between the Trust and Undiscovered Managers
                                     (to be filed by amendment).

                              (e) Form of Administrative Services Agreement between Undiscovered Managers and _______
                                     (to be filed by amendment).

                      10.     Opinion and Consent of Counsel (to be filed by amendment).

                      11.     Consent of Independent Accountants (to be filed by amendment).

                      12.     None.

                      13.     Investment Representation Letter (to be filed by amendment).

                      14.     None.

                      15.     None.

                      16.     None.

                      17.     None.

                      18.     None.

                      19.     None.

                                       -2-

Item 25.     Persons Controlled by or Under Common Control with the Trust

             None.

Item 26.     Number of Holders of Securities

             The following table sets forth the number of record holders of each series of the Trust as of December __, 1997.

                Title of Series                Number of Record Holders
                ---------------                ------------------------

             All Cap Value Fund                      [  ]

             Behavioral Growth Fund                  [  ]

             Core Equity Fund                        [  ]

             Hidden Value Fund                       [  ]

             REIT Fund                               [  ]

             Small Cap Value Fund                    [  ]

             Special Small Cap Fund                  [  ]


Item 27.     Indemnification

                      Article VIII of the Trust's Agreement and Declaration of Trust (Exhibit 1 hereto) and Article 4 of the Trust's By-Laws (Exhibit 2 hereto) provides for indemnification of its Trustees and officers. The effect of these provisions is to provide indemnification for each of the Trust's Trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or officer may be involved by reason of being or having been a Trustee or officer, except with respect to any matter as to which such Trustee of officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or officer's action was in the best interest of the Trust, and except that no Trustee or officer shall be indemnified against any liability to the Trust or its shareholders to which such Trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

                      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.              Business and Other Connections of Investment Adviser

(a) Undiscovered Managers is the investment adviser to all series of the Trust, and its business is summarized in "Management of the Funds" in the Prospectus. Undiscovered Managers' members, directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

Name and Office with       Name and Address of            Nature of
Undiscovered Managers      Other Affiliations            Connection
---------------------      ------------------            ----------

Mark P. Hurley
President, Chief Executive
Officer and Management
Committee Member

(b) E.R. Taylor is the sub-adviser to the All Cap Value Fund, and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. E.R. Taylor's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):


Name and Office with       Name and Address of            Nature of
   E.R. Taylor             Other Affiliations            Connection
   -----------             ------------------            ----------

Sherwood T. Small              None                        None
President

Martha E. Cottrill             None                        None
Vice President

Kenneth E. DeWitt              None                        None
Vice President

John S. Tamagni                Lazard Freres & Co. LLC     Managing Director
Director                       One Rockefeller Plaza
                               New York, NY  10020


Salvatore J. Cozzolino         None                        None
Director

C. Michael Hazard              Westfield Capital           CEO & Chairman
Director                       Management                  of the Board
                               One Financial Center
                               Boston, MA 02111


John C. Hou                    Prince Capital              President
Director                       Management, LLC
                               240 Madison Avenue
                               New York, NY  10016



(c) RJF Management is the sub-adviser to the Behavioral Growth Fund, and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. RJF Management's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

Name and Office with       Name and Address of            Nature of
 RFJ Management            Other Affiliations            Connection
   -----------             ------------------            ----------
Russell J. Fuller            Fuller Partners, Ltd.        General Partner
President                    1300 S. El Camino Real
                             Suite 504
                             San Mateo, CA  94402

John L. Kling                Fuller Partners, Ltd.        General Partner
Vice President

                             Washington State             Professor of Finance
                             University
                             [address]

Faiz Hakim                   None                         None
Vice President

Joanne S. Ott                None                         None
Vice President

Frederick W. Stanske         None                         None
Vice President

(d) Waite & Associates is the sub-adviser to the Core Equity Fund and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. Waite & Associates' members, directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

Name and Office with       Name and Address of            Nature of
Waite & Associates         Other Affiliations            Connection
   -----------             ------------------            ----------
Leslie A. Waite              None                         None
President


Peter D. Tamny               None                         None
Managing Director


Peter C. Brockett            None                         None
Managing Director


Patrick Westmoreland         None                         None
Managing Director



(e) Kaplan Associates is the sub-adviser to the Hidden Value Fund and Small Cap Value Funds and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. Kaplan Associates' partners, directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

Name and Office with       Name and Address of            Nature of
 Kaplan Associates         Other Affiliations            Connection
   -----------             ------------------            ----------
James L. Kaplan              None                         None
Proprietor


Paul Weisman                 None                         None
Portfolio Manager



(f) Bay Isle is the sub-adviser to the REIT Fund, and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. Bay Isle's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

Name and Office with       Name and Address of            Nature of
     Bay Isle              Other Affiliations            Connection
   -----------             ------------------            ----------
Gary Pollock                 None                         None
President


William Schaff               None                         None
Chief Investment Officer



(g) Kestrel Management is the sub-adviser to the Special Small Cap Fund, and its business is summarized in "The Funds" and "Management of the Funds" in the Prospectus. Kestrel Management's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

Name and Office with       Name and Address of            Nature of
Kestrel Management         Other Affiliations            Connection
------------------         ------------------            ----------
Abbott J. Keller             None                         None
President


David J. Steirman            None                         None
Chief Investment Officer



Item 29.

Not Applicable.

Item 30.        Location of Accounts and Records

                Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Trust's Secretary, Mark P. Hurley; the Trust's investment adviser, Undiscovered Managers; the Trust's principal underwriter, [ ]; the Trust's custodian, [ ]; and the Trust's transfer agent, [ ]. The address of the Secretary and the investment adviser is Plaza of the Americas, 700 North Pearl Street, 17th Floor, Dallas, Texas 75201; the address of the principal underwriter is [ ]; the address of the custodian is [ ]; and the address of the transfer agent is [ ].

Item 31.        Management Services

                None.

Item 32.        Undertakings

                (a) The undersigned Trust hereby undertakes to call a meeting of shareholders for the purpose of voting on the removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding voting securities and in connection with such meeting to comply with the provisions of
                         Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                (b) The Trust hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Trust's latest Annual Report to shareholders upon request and without charge.

                (c) The Trust hereby undertakes to file a post-effective amendment to this Registration Statement on Form N-1A, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.






                                     NOTICE

         A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the Trust has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas and state of Texas on the 10th day of October, 1997.

                                          UNDISCOVERED MANAGERS FUNDS

                                          By:     /s/ Mark P. Hurley
                                                 ------------------------------
                                                   Mark P. Hurley
                                           Title:  President

         Pursuant to the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                    Title                   Date
----------                    -----                   ----

/s/ Mark P. Hurley           President, Treasurer     October 10, 1997
------------------------
     Mark P. Hurley          Secretary and Trustee

                           UNDISCOVERED MANAGERS FUNDS

                                Index to Exhibits



Exhibit No.

                   Description

  99.1             Agreement and Declaration of Trust of the Trust

  99.2             By-Laws of the Trust

  99.5(a) Form of Management Agreement between the Trust and Undiscovered Managers relating to each series of the Trust.

  99.5(b) Form of Sub-Advisory Agreements relating to each series of the Trust between Undiscovered Managers and the sub-advisers indicated in parentheses:

                   (1)    Undiscovered Managers All Cap Value Fund (E.R.
                          Taylor)
                   (2)    Undiscovered Managers Behavioral Growth Fund
                          (RJF Management)
                   (3)    Undiscovered Managers Core Equity Fund (Waite
                          & Associates)
                   (4)    Undiscovered Managers Hidden Value Fund
                          and Undiscovered Managers Small Cap Value Fund (Kaplan Associates)
                   (5)    Undiscovered Managers REIT Fund (Bay Isle)
                   (6) Undiscovered Managers Special Small to Mid Cap Fund (Kestrel Management)